Summary Of Interest Costs Incurred (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Expense, Nonoperating [Line Items]
Interest costs capitalized	$ 4,301	$ 33,141	$ 31,321
- Interest on bank and other borrowings	204,910	157,908	67,803
- Interest on Convertible Senior Notes, RMB-denominated US$-settled Senior Notes and PRC Notes, and amortization of debt issuance costs and debt discount	39,423	31,326	19,278
- Interest on long-term payable due to Q-cells		704	7,931
- Settlement of interest rate swap contracts	4,484
- Change of fair value of interest rate swap contracts	10,154
Sub-total	258,971	189,938	95,012
Total interest costs	$ 263,272	$ 223,079	$ 126,333